Share-based Compensation - Schedule of stock options outstanding (Details) - Share	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding	12,018,143	7,503,691	6,072,245
Number exercisable	4,114,387
Exercise Price $2.32-$10.76
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding	8,292,550
Weighted average remaining contractual life (years)	8 years 9 months 25 days
Number exercisable	1,853,536
Weighted average remaining contractual life (years)	6 years 3 months 18 days
Exercise Price $15.56-$26.16
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding	1,576,409
Weighted average remaining contractual life (years)	7 years 9 months 14 days
Number exercisable	1,779,478
Weighted average remaining contractual life (years)	7 years 3 months 29 days
Exercise Price $28.52-$34.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding	2,141,186
Weighted average remaining contractual life (years)	7 years 4 months 24 days
Number exercisable	474,040
Weighted average remaining contractual life (years)	7 years 6 months
Exercise Price $47.36-$234.76
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding	7,998
Weighted average remaining contractual life (years)	4 months 6 days
Number exercisable	7,333
Weighted average remaining contractual life (years)	3 months 25 days